INCOME TAX EXPENSE (RECOVERY) - Current and deferred tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax expense (recovery)
Current period	$ 206.6	$ 137.8
Adjustment for prior period	(1.0)	(7.9)
Deferred tax expense
Origination and reversal of temporary differences	223.0	55.8
Impact of changes in tax rate	(1.6)	(0.1)
Change in unrecognized deductible temporary differences	(156.3)	(35.6)
Recognition of previously unrecognized tax losses	(24.0)	(11.2)
Total tax expense	$ 246.7	$ 138.8